Loans Receivable Net	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
LOANS RECEIVABLE, NET

5.    LOANS RECEIVABLE, NET

Loans receivable, net is comprised of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Loans receivable, current portion
Franchisees	18,757,404	79,572,201	11,429,831
Third parties	48,439,164	17,740,000	2,548,192
Less: bad debt provision	-	(15,000,000)	(2,154,616)
Total	67,196,568	82,312,201	11,823,407

Loans receivable, non-current portion
Franchisees	39,352,863	113,963,742	16,369,867
Third parties	-	7,600,000	1,091,672
	39,352,863	121,563,742	17,461,539

In

2019, the Group entered into

loan agreements with certain franchisees with an amount of RMB157,411,151 (USD22,610,697) to finance the construction and renovation of certain franchised-and-managed hotels with maturity from one year to three years and an interest rate of 7.7%-9.9% per annum.

In 2019, the Group entered into loan agreements with third parties with an amount of RMB10,340,000 (USD1,485,249) to support their daily operation or other purpose and annual interest rate is 6.5%-10.0%.

As of December 31, 2018 and 2019, the Group recognized an allowance of nil and RMB15,000,000(USD2,154,616) in relation to a loan to a third party.